Fees Summary	Mar. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 54,470,000
Previously Paid Amount	0.00
Total Fee Amount	8,339.36
Total Offset Amount	0.00
Net Fee	8,339.36
Narrative - Max Aggregate Offering Price	$ 54,470,000
Final Prospectus	true